Business Segments - Reconciliation of Operating Profit (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of segment operating income to consolidated income before income taxes
Operating (loss) income	$ (54.4)	$ (988.2)	$ (0.1)	$ 18.1	$ (156.4)	$ (7.8)	$ 3.6	$ (12.1)	$ (970.2)	$ (1,024.6)	$ (172.7)	$ (18.3)
Interest expense										(664.9)	(307.2)	(119.5)
Earnings (loss) from equity investments										16.9	(7.6)	1.5
Loss on early extinguishment of debt										0.0	(25.9)	(5.9)
Gain on sale of equity interest										0.0	14.5	0.0
Other (expense) income, net										(21.6)	4.0	(1.1)
Net loss from continuing operations before income taxes										(1,694.2)	(494.9)	(143.3)
Operating Segments
Reconciliation of segment operating income to consolidated income before income taxes
Operating (loss) income										(807.2)	(1.1)	90.5
Unallocated corporate costs
Reconciliation of segment operating income to consolidated income before income taxes
Operating (loss) income										$ (217.4)	$ (171.6)	$ (108.8)